Comprehensive Income	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Comprehensive Income
(21)	Comprehensive Income:

FASB ASC 220, Comprehensive Income, established standards for reporting comprehensive income. Comprehensive income includes net income and other comprehensive net income which is defined as non-owner related transactions in equity. The following table sets forth the amounts of other comprehensive income (loss) included in stockholders’ equity along with the related tax effect for the years ended December 31, 2017, 2016 and 2015.

	Pre-Tax	Tax Benefit	Net of Tax
	Amount	(Expense)	Amount
December 31, 2017:
Unrealized holding gains (losses) on:
Available for sale securities	($585)	198	(387)
Available for sale securities – OTTI	(224)	76	(148)
Reclassification adjustments for gains on:
Available for sale securities	(169)	57	(112)

	($978)	331	(647)

	Pre-Tax	Tax Benefit	Net of Tax
	Amount	(Expense)	Amount
December 31, 2016:
Unrealized holding gains (losses) on:
Available for sale securities	($2,048)	697	(1,351)
Available for sale securities – OTTI	(258)	88	(170)
Reclassification adjustments for gains on:
Available for sale securities	(612)	207	(405)

	($2,918)	992	(1,926)

December 31, 2015:
Unrealized holding gains on:
Available for sale securities	($1,698)	577	(1,121)
Available for sale securities—OTTI	359	(122)	237
Derivatives	389	(132)	257
Reclassification adjustments for gains on:
Available for sale securities	(691)	235	(456)

	($1,641)	558	(1,083)